SCHEDULE OF ASSETS HELD FOR INVESTMENT PURPOSES – Schedule H, Part IV, Line 4i (Details) - EBP 002	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	98-1098668
Plan number	002
Interest rate	4.00%
Total assets held for investment	$ 81,741,262
Investment, Identifier [Axis]: Eaton Shares Fund | Company Stock Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	25,628,450
Investment, Identifier [Axis]: Participant Loans | 4%; various maturity dates
EBP, Schedule of Asset Held for Investment [Line Items]
Participant Loans, Current Value	17,541
Investment, Identifier [Axis]: Vanguard Balanced Index Fund | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	6,014,266
Investment, Identifier [Axis]: Vanguard Developed Markets Index Fund | Registered Investment Companies
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	2,862,742
Investment, Identifier [Axis]: Vanguard Institutional 500 Index Trust | Stable Value Funds/Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	13,831,045
Investment, Identifier [Axis]: Vanguard Retirement Savings Trust II | Stable Value Funds/Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current Value	$ 33,387,218